International Operations (Tables)	12 Months Ended
Dec. 31, 2016
International Operations
Summary of assets attributable to international operations

	2016	2015
	(Dollars in Thousands)
Loans:
Commercial	$124,079	$138,125
Others	43,141	40,888
	167,220	179,013
Less allowance for probable loan losses	(884)	(1,152)
Net loans	$166,336	$177,861
Accrued interest receivable	$603	$697